UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West U.S. Government Securities Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2020 (unaudited)
Rating	Percentage of Fund Investments
Aaa	89.46%
A2	1.73
Baa2	0.38
Not Rated	1.69
Short Term Investments	6.74
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$1,063.00	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.26
Investor Class
Actual	$1,000.00	$1,060.30	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.02
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.46%
$ 1,825,182	ARL Second LLC(a) Series 2014-1A Class A1 2.92%, 06/15/2044	$ 1,810,323
	Carlyle Global Market Strategies CLO Ltd(a)(b)
	Series 2013-2A Class CR
1,975,000	2.79%, 01/18/2029 3-mo. LIBOR + 1.65%	1,851,365
	Series 2016-3A Class A1R
1,250,000	2.16%, 10/20/2029 3-mo. LIBOR + 1.02%	1,219,203
1,233,969	Carvana Auto Receivables Trust(a) Series 2019-1A Class A3 3.08%, 11/15/2022	1,243,249
1,750,000	CIFC Funding 2013-II Ltd(a)(b) Series 2013-2A Class A3LR 3.09%, 10/18/2030 3-mo. LIBOR + 1.95%	1,636,190
8,478	Citicorp Residential Mortgage Trust Series(c) Series 2006-2 Class A6 5.27%, 09/25/2036	8,582
734,154	Citigroup Mortgage Loan Trust Inc(a)(d) Series 2018-RP1 Class A1 3.00%, 09/25/2064	762,933
1,488,750	DB Master Finance LLC(a) Series 2019-1A Class A2I 3.79%, 05/20/2049	1,536,375
1,325,000	Greenwood Park Ltd(a)(b) Series 2018-1A Class A1 2.25%, 04/15/2031 3-mo. LIBOR + 1.03%	1,291,272
1,304,256	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	1,297,918
1,724,226	MetLife Securitization Trust(a)(d) Series 2017-1A Class A 3.00%, 04/25/2055	1,794,317
	Mill City Mortgage Loan Trust(a)(d)
	Series 2017-2 Class A1
1,102,997	2.75%, 07/25/2059	1,129,957
	Series 2018-1 Class A1
831,525	3.25%, 05/25/2062	865,617
	Towd Point Mortgage Trust(a)(d)
	Series 2015-1 Class A2
3,250,000	3.25%, 10/25/2053	3,318,301
	Series 2015-4 Class A1B
214,152	2.75%, 04/25/2055	215,815
	Series 2017-2 Class A1
808,578	2.75%, 04/25/2057	822,815
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-3 Class A1
$ 2,193,183	3.75%, 05/25/2058	$ 2,354,505
1,975,000	Venture XXXII Ltd(a)(b) Series 2018-32A Class C 3.09%, 07/18/2031 3-mo. LIBOR + 1.95%	1,774,095
		24,932,832
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 0.30%, 07/25/2031 1-mo. LIBOR + 0.12%	152,184
TOTAL ASSET-BACKED SECURITIES — 6.50% (Cost $25,012,560)		$ 25,085,016
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.14%
1,975,000	BX Commercial Mortgage Trust(a)(b) Series 2020-BXLP Class C 1.30%, 12/15/2036 1-mo. LIBOR + 1.12%	1,925,562
3,125,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	3,456,632
1,230,000	Citigroup Commercial Mortgage Trust(a) Series 2019-PRM Class A 3.34%, 05/10/2036	1,273,889
1,500,000	One Bryant Park Trust(a) Series 2019-OBP Class A 2.52%, 09/15/2054	1,586,963
		8,243,046
U.S. Government Agency — 50.67%
48,846	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	48,645
2,376,545	Federal Home Loan Mortage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	2,505,734
	Federal Home Loan Mortgage Corp
2,203	9.50%, 04/01/2025	2,294
541,385	3.00%, 12/01/2026	573,854
394,661	2.50%, 01/01/2029	420,522
600,504	3.00%, 07/01/2029	639,688
751,694	3.50%, 02/01/2032	804,263
16,303	7.50%, 03/01/2032	16,368
77,876	5.50%, 08/01/2033	89,007

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 50,719	5.50%, 01/01/2034	$ 58,185
657,171	4.00%, 05/01/2034	707,555
120,021	5.50%, 10/01/2034	137,793
273,402	5.00%, 09/01/2035	313,416
264,502	5.00%, 12/01/2035	303,387
17,867	5.00%, 01/01/2036	20,484
223,625	6.00%, 01/01/2036	260,566
111,142	6.00%, 03/01/2036	129,474
107,921	6.00%, 07/01/2036	126,056
1,630,092	3.00%, 09/01/2036	1,726,203
24,030	5.50%, 05/01/2038	27,529
23,575	6.00%, 05/01/2038	27,416
77,071	5.00%, 06/01/2038	88,345
546,963	4.50%, 02/01/2040	609,064
744,739	5.00%, 03/01/2040	852,524
437,146	4.00%, 10/01/2040	479,174
598,953	4.00%, 01/01/2041	656,511
324,932	4.00%, 02/01/2041	356,152
410,482	3.50%, 02/01/2042	443,817
445,595	4.00%, 03/01/2042	489,529
586,064	3.50%, 06/01/2042	634,072
286,535	3.50%, 11/01/2042	310,176
1,578,658	3.00%, 04/01/2043	1,691,547
590,799	4.00%, 06/01/2043	648,961
1,242,774	3.00%, 07/01/2043	1,331,368
1,472,493	4.00%, 05/01/2044	1,616,204
1,503,733	3.50%, 10/01/2045	1,609,525
781,756	3.00%, 10/01/2046	827,266
1,511,892	3.00%, 11/01/2046	1,600,135
2,857,250	3.00%, 12/01/2046	3,019,227
4,048,063	3.50%, 11/01/2047	4,285,269
6,174,180	3.00%, 10/01/2049	6,505,176
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K056 Class A1
1,447,581	2.20%, 07/25/2025	1,509,657
	Series K072 Class A1
1,381,237	3.25%, 11/25/2027	1,516,458
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(d)	2,906,171
	Series K091 Class A1
2,891,040	3.34%, 10/25/2028	3,247,367
	Series K095 Class A1
1,320,761	2.63%, 11/25/2028	1,446,700
	Series K722 Class A2
3,000,000	2.41%, 03/25/2023	3,117,322
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,974,676
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023(d)	5,337,086
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(d)	5,418,140
	Federal National Mortgage Association
2,006	8.50%, 08/01/2024	2,179
235,738	3.00%, 06/01/2027	248,814
1,109,394	3.00%, 08/01/2029	1,169,770
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 747,934	2.50%, 06/01/2030	$ 794,830
716,466	3.00%, 10/01/2030	759,162
49,610	7.00%, 02/01/2031	56,816
53,564	7.00%, 09/01/2031	64,464
137,957	6.50%, 12/01/2031	157,439
59,837	7.00%, 12/01/2031	68,899
188,512	6.50%, 01/01/2032	210,049
40,046	7.00%, 01/01/2032	40,658
52,527	6.50%, 02/01/2032	60,318
2,053,293	3.00%, 05/01/2032	2,187,190
351,194	3.00%, 08/01/2032	369,327
156,043	6.00%, 03/01/2033	181,769
110,542	5.50%, 07/01/2033	126,096
262,501	5.00%, 09/01/2033	300,196
62,191	5.50%, 09/01/2033	70,786
200,002	5.50%, 11/01/2033	229,522
92,712	5.50%, 03/01/2034	106,358
2,785,615	3.00%, 06/01/2034	2,957,511
1,732,179	3.00%, 10/01/2034	1,823,640
61,378	5.50%, 10/01/2034	70,282
4,025,489	3.00%, 11/01/2034	4,244,609
123,183	5.50%, 12/01/2034	141,305
217,257	5.50%, 02/01/2035	249,181
127,119	5.00%, 09/01/2035	145,758
283,211	5.00%, 10/01/2035	325,044
100,548	5.50%, 10/01/2035	115,481
104,984	5.50%, 01/01/2036	120,587
128,461	6.00%, 01/01/2036	149,619
40,596	6.00%, 02/01/2036	47,291
44,353	6.00%, 03/01/2036	51,762
175,896	5.50%, 05/01/2036	202,163
58,905	6.00%, 05/01/2037	68,675
101,782	5.00%, 07/01/2037	116,731
226,047	5.50%, 03/01/2038	258,564
242,127	5.50%, 06/01/2038	277,658
145,776	4.50%, 02/01/2039	161,968
205,039	5.00%, 04/01/2039	235,126
493,234	4.50%, 05/01/2039	551,389
234,616	4.50%, 06/01/2039	261,665
558,700	4.50%, 08/01/2039	621,231
543,362	5.00%, 11/01/2039	624,061
257,030	5.00%, 12/01/2039	294,906
311,279	5.00%, 06/01/2040	357,726
948,368	4.50%, 08/01/2040	1,054,056
140,333	4.50%, 09/01/2040	156,228
566,464	5.00%, 09/01/2040	650,698
320,141	4.50%, 11/01/2040	356,383
369,572	5.00%, 01/01/2041	414,574
328,899	4.50%, 02/01/2041	368,774
97,731	4.00%, 03/01/2041	107,088
1,813,895	4.50%, 03/01/2041	2,018,795
453,532	4.00%, 09/01/2041	497,908
522,923	4.50%, 10/01/2041	581,966
1,443,954	3.50%, 12/01/2041	1,561,385
1,591,946	4.00%, 12/01/2041	1,752,870
902,633	4.00%, 07/01/2042	997,727
284,899	3.00%, 09/01/2042	305,142
856,419	3.50%, 09/01/2042	891,852

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 729,096	3.50%, 10/01/2042	$ 788,478
541,711	3.00%, 12/01/2042	580,340
1,612,012	3.00%, 03/01/2043	1,726,753
1,487,994	3.00%, 05/01/2043	1,594,141
990,530	3.00%, 07/01/2043	1,032,882
881,216	3.00%, 08/01/2043	944,102
598,182	3.00%, 09/01/2043	640,841
953,655	3.50%, 08/01/2045	1,020,888
3,824,861	3.50%, 12/01/2045	4,094,861
3,368,345	3.50%, 01/01/2046	3,593,648
1,055,544	3.50%, 02/01/2046	1,126,769
1,560,103	3.50%, 03/01/2046	1,657,344
719,683	3.50%, 09/01/2046	761,764
2,496,147	3.00%, 10/01/2046	2,668,516
1,240,755	4.00%, 03/01/2047	1,329,301
1,820,468	3.50%, 08/01/2047	1,929,246
4,710,300	4.00%, 08/01/2047	5,032,007
78,544	3.50%, 12/01/2047	83,210
1,848,866	3.00%, 10/01/2049	1,947,983
7,193,923	3.00%, 12/01/2049	7,579,587
971,860	3.00%, 01/01/2050	1,026,241
2,199,378	3.00%, 02/01/2050	2,317,463
3,050,359	2.50%, 03/01/2050	3,180,147
2,683,160	2.50%, 04/01/2050	2,795,021
1,737,440	3.50%, 08/01/2056	1,879,872
1,845,418	3.00%, 02/01/2057	1,976,484
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
1,456,360	3.00%, 06/25/2048	1,541,740
	Series 2018-43 Class JD
1,849,774	3.00%, 06/25/2048	1,957,655
	Series 2018-51 Class A
1,975,426	3.00%, 07/25/2048	2,073,010
	Government National Mortgage Association
3,103	8.00%, 11/20/2023	3,313
2,053	7.50%, 10/20/2028	2,318
1,757	7.50%, 12/20/2028	1,966
134,050	5.00%, 10/20/2033	151,608
110,269	5.00%, 02/20/2034	124,793
117,716	5.50%, 11/20/2034	135,594
100,677	5.50%, 04/20/2035	115,985
93,532	5.00%, 12/20/2035	105,817
64,426	5.50%, 05/20/2039	74,261
1,403,313	4.00%, 12/15/2040	1,527,565
785,201	4.00%, 01/15/2041	853,527
841,428	4.00%, 03/20/2041	927,405
244,668	4.00%, 05/20/2041	269,748
952,856	4.00%, 07/20/2041	1,050,280
631,509	4.00%, 09/15/2041	686,572
461,720	3.50%, 08/15/2042	493,106
2,004,533	3.50%, 08/20/2045	2,164,087
1,430,380	3.50%, 12/20/2045	1,531,657
965,730	3.00%, 01/20/2046	1,028,500
996,834	3.50%, 01/20/2046	1,067,236
712,312	3.00%, 04/20/2046	757,962
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,143,882	3.00%, 09/20/2046	$ 1,215,996
844,771	3.50%, 06/20/2047	900,135
	Series 2018-94 Class AC
2,380,190	3.50%, 07/20/2048	2,528,534
	Uniform Mortgage-Backed Security(e)
6,815,000	2.50%, TBA	7,122,519
4,035,000	3.00%, TBA	4,248,414
3,500,000	3.50%, TBA	3,680,742
2,000,000	4.00%, TBA	2,119,141
	Vendee Mortgage Trust
	Series 1993-3 Class 1
172,963	5.34%, 09/15/2023(d)	181,443
	Series 1996-3 Class 1Z
542,299	6.75%, 09/15/2026	605,855
	Series 2002-1 Class 1A
295,196	6.00%, 10/15/2031	346,100
	Series 2008-1 Class GD
566,225	5.25%, 01/15/2032	591,950
	Series 2011-2 Class V
1,084,983	3.75%, 02/15/2028	1,104,707
		195,459,209
TOTAL MORTGAGE-BACKED SECURITIES — 52.81% (Cost $195,287,439)		$203,702,255
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,572,938
500,000	5.75%, 06/12/2026	646,497
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.57% (Cost $2,044,174)		$ 2,219,435
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,875,000	1.50%, 09/30/2021	9,021,645
10,500,000	1.75%, 02/28/2022	10,774,394
8,000,000	1.50%, 08/15/2022	8,226,875
7,500,000	1.63%, 11/15/2022	7,758,105
2,000,000	1.63%, 12/15/2022	2,071,406
750,000	1.75%, 01/31/2023	780,322
6,500,000	2.75%, 04/30/2023	6,971,504
3,900,000	2.75%, 07/31/2023	4,207,430
4,000,000	2.75%, 02/28/2025	4,459,687
2,750,000	2.75%, 06/30/2025	3,084,512
3,900,000	2.88%, 07/31/2025	4,405,020
9,750,000	2.25%, 11/15/2025	10,742,139
7,500,000	2.63%, 12/31/2025	8,429,004
3,750,000	1.88%, 07/31/2026	4,080,176
3,750,000	1.63%, 09/30/2026	4,027,148
4,550,000	2.00%, 11/15/2026	4,996,291
4,500,000	2.38%, 05/15/2029	5,192,930

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,350,000	1.63%, 08/15/2029	$ 5,836,516
3,000,000	1.50%, 02/15/2030	3,242,695
500,000	3.50%, 02/15/2039(f)	707,227
4,250,000	3.13%, 02/15/2043	5,760,742
2,700,000	2.88%, 05/15/2043	3,526,453
6,700,000	2.50%, 02/15/2045	8,261,676
4,000,000	2.50%, 02/15/2046	4,951,719
2,500,000	2.75%, 11/15/2047	3,269,238
3,500,000	3.00%, 02/15/2048	4,789,395
3,500,000	3.13%, 05/15/2048	4,902,598
3,500,000	3.00%, 08/15/2048	4,810,586
TOTAL U.S. TREASURY BONDS AND NOTES — 38.70% (Cost $134,820,596)		$149,287,433
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
376,000	BlackRock FedFund Institutional Class(g), 0.10%(h)	376,000
376,000	Federated Hermes Government Obligations Fund Premier Shares(g), 0.11%(h)	376,000
377,000	Invesco Government & Agency Portfolio Institutional Class(g), 0.09%(h)	377,000
377,000	Morgan Stanley Government Portfolio Institutional Class(g), 0.05%(h)	377,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.39% (Cost $1,506,000)		$ 1,506,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 4.32%
16,650,000	United States Treasury Bill(f) 0.12%, 07/14/2020	16,649,254
Repurchase Agreements — 2.84%
4,100,000	Repurchase agreement (principal amount/value $4,100,000 with a maturity value of $4,100,000 with Daiwa Capital Markets America Inc, 0.01%, dated 6/30/20 to be repurchased at $4,100,001 on 7/1/20 collateralized by U.S. Treasury securities, 2.38% - 2.88%, 4/30/26 - 5/15/49, with a value of $4,182,071.	4,100,000
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 898,583	Undivided interest of 13.18% in a repurchase agreement (principal amount/value $6,817,874 with a maturity value of $6,817,891) with Morgan Stanley & Co LLC, 0.09%, dated 6/30/20 to be repurchased at $898,583 on 7/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.00%, 1/1/21 - 7/1/50, with a value of $6,954,232.(g)	$ 898,583
1,986,345	Undivided interest of 2.93% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $1,986,345 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(g)	1,986,345
1,986,345	Undivided interest of 3.00% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $1,986,345 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(g)	1,986,345

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,986,345	Undivided interest of 8.32% in a repurchase agreement (principal amount/value $23,868,527 with a maturity value of $23,868,587) with HSBC Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $1,986,345 on 7/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 4.50%, 2/1/26 - 5/1/50, with a value of $24,345,898.(g)	$ 1,986,345
		10,957,618
TOTAL SHORT TERM INVESTMENTS — 7.16% (Cost $27,606,872)		$ 27,606,872
TOTAL INVESTMENTS — 106.13% (Cost $386,277,641)		$409,407,011
OTHER ASSETS & LIABILITIES, NET — (6.13)%		$ (23,650,073)
TOTAL NET ASSETS — 100.00%		$385,756,938
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2020. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	All or a portion of the security is on loan at June 30, 2020.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of June 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TBA	To Be Announced
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value (including $8,191,474 of securities on loan)(a)	$398,449,393
Repurchase agreements, fair value(b)	10,957,618
Cash	196,833
Interest receivable	1,340,024
Subscriptions receivable	818,312
Total Assets	411,762,180
LIABILITIES:
Payable for TBA investments purchased	17,178,077
Payable for director fees	4,139
Payable for other accrued fees	46,097
Payable for shareholder services fees	45,024
Payable to investment adviser	65,865
Payable upon return of securities loaned	8,363,618
Redemptions payable	302,422
Total Liabilities	26,005,242
NET ASSETS	$385,756,938
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,479,506
Paid-in capital in excess of par	359,298,289
Undistributed/accumulated earnings	22,979,143
NET ASSETS	$385,756,938
NET ASSETS BY CLASS
Investor Class	$150,621,389
Institutional Class	$235,135,549
CAPITAL STOCK:
Authorized
Investor Class	75,000,000
Institutional Class	75,000,000
Issued and Outstanding
Investor Class	11,611,381
Institutional Class	23,183,680
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.97
Institutional Class	$10.14
(a) Cost of investments	$375,320,023
(b) Cost of repurchase agreements	$10,957,618
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$4,380,108
Income from securities lending	542
Total Income	4,380,650
EXPENSES:
Management fees	433,017
Shareholder services fees – Investor Class	265,169
Audit and tax fees	18,287
Custodian fees	6,863
Director's fees	9,604
Legal fees	2,401
Pricing fees	7,516
Registration fees	19,251
Shareholder report fees	4,841
Transfer agent fees	4,469
Other fees	2,130
Total Expenses	773,548
Less amount waived by investment adviser	37,350
Net Expenses	736,198
NET INVESTMENT INCOME	3,644,452
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	2,929,158
Net Realized Gain	2,929,158
Net change in unrealized appreciation on investments	16,406,610
Net Change in Unrealized Appreciation	16,406,610
Net Realized and Unrealized Gain	19,335,768
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,980,220
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West U.S. Government Securities Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$3,644,452	$7,958,039
Net realized gain	2,929,158	766,063
Net change in unrealized appreciation	16,406,610	11,156,667
Net Increase in Net Assets Resulting from Operations	22,980,220	19,880,769
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(16,223)
Institutional Class	-	(25,580)
From return of capital	0	(41,803)
From net investment income and net realized gains
Investor Class	(981,650)	(1,920,523)
Institutional Class	(2,547,256)	(5,885,861)
From net investment income and net realized gains	(3,528,906)	(7,806,384)
Total Distributions	(3,528,906)	(7,848,187)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	55,849,157	91,552,134
Institutional Class	70,836,045	80,002,154
Shares issued in reinvestment of distributions
Investor Class	981,650	1,936,746
Institutional Class	2,547,256	5,911,441
Shares redeemed
Investor Class	(60,242,887)	(75,767,446)
Institutional Class	(79,586,804)	(46,480,094)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,615,583)	57,154,935
Total Increase in Net Assets	9,835,731	69,187,517
NET ASSETS:
Beginning of Period	375,921,207	306,733,690
End of Period	$385,756,938	$375,921,207
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,379,223	7,498,935
Institutional Class	7,069,702	8,341,020
Shares issued in reinvestment of distributions
Investor Class	76,637	158,972
Institutional Class	253,418	614,695
Shares redeemed
Investor Class	(4,699,786)	(6,237,016)
Institutional Class	(7,965,368)	(4,832,542)
Net Increase (Decrease)	(886,174)	5,544,064
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$12.31	0.11	0.63	0.74	-	(0.08)	-	(0.08)	$12.97	6.03% (d)
12/31/2019	$11.78	0.27	0.45	0.72	(0.00) (e)	(0.19)	-	(0.19)	$12.31	6.12%
12/31/2018	$11.95	0.28	(0.23)	0.05	(0.00) (e)	(0.22)	-	(0.22)	$11.78	0.47%
12/31/2017	$11.85	0.25	0.01	0.26	-	(0.16)	-	(0.16)	$11.95	2.21%
12/31/2016	$11.95	0.23	(0.08)	0.15	(0.00) (e)	(0.21)	(0.04)	(0.25)	$11.85	1.22%
12/31/2015	$12.13	0.27	(0.17)	0.10	(0.00) (e)	(0.25)	(0.03)	(0.28)	$11.95	0.79%
Institutional Class
06/30/2020(Unaudited)	$ 9.65	0.10	0.51	0.61	-	(0.12)	-	(0.12)	$10.14	6.30% (d)
12/31/2019	$ 9.33	0.24	0.35	0.59	(0.00) (e)	(0.27)	-	(0.27)	$ 9.65	6.36%
12/31/2018	$ 9.54	0.26	(0.18)	0.08	(0.00) (e)	(0.29)	-	(0.29)	$ 9.33	0.92%
12/31/2017	$ 9.60	0.23	0.01	0.24	-	(0.30)	-	(0.30)	$ 9.54	2.49%
12/31/2016	$ 9.75	0.22	(0.07)	0.15	(0.00) (e)	(0.26)	(0.04)	(0.30)	$ 9.60	1.52%
12/31/2015 (f)	$10.00	0.17	(0.18)	(0.01)	(0.00) (e)	(0.21)	(0.03)	(0.24)	$ 9.75	(0.11%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$150,621	0.63% (i)	0.60% (i)	1.73% (i)	20% (d)
12/31/2019	$145,887	0.64%	0.60%	2.19%	57%
12/31/2018	$122,940	0.64%	0.60%	2.39%	44%
12/31/2017	$141,876	0.62%	0.60%	2.07%	83%
12/31/2016	$205,403	0.60%	0.60%	1.90%	99%
12/31/2015	$144,249	0.60%	0.60%	2.23%	42%
Institutional Class
06/30/2020 (Unaudited)	$235,136	0.26% (i)	0.25% (i)	2.08% (i)	20% (d)
12/31/2019	$230,034	0.26%	0.25%	2.54%	57%
12/31/2018	$183,794	0.26%	0.25%	2.75%	44%
12/31/2017	$228,880	0.26%	0.25%	2.42%	83%
12/31/2016	$185,138	0.25%	0.25%	2.27%	99%
12/31/2015 (f)	$153,855	0.25% (i)	0.25% (i)	2.52% (i)	42%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 15%, 54%, 43%, 50% and 99% for the period ended June 30, 2020 and the years ended December 31 2019, 2018, 2017 and 2016, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West U.S. Government Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At June 30, 2020, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Semi-Annual Report - June 30, 2020

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$386,317,927
Gross unrealized appreciation on investments	23,507,860
Gross unrealized depreciation on investments	(418,776)
Net unrealized appreciation on investments	$23,089,084
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2020.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)(a)	Net Amount
Repurchase agreements	$4,100,000	$—	$(4,100,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$65,255	$74,129	$64,029	$37,350	$0
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.

Semi-Annual Report - June 30, 2020

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $11,830,594 and $4,830,860, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $63,482,112 and $80,980,419, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $8,191,474 and received collateral as reported on the Statement of Assets and Liabilities of $8,363,618 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2020, the class of securities loaned consisted entirely of U.S. Treasury Bonds and Notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West U.S. Government Securities Fund (the “Fund”), a series of the Company.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.

On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board noted GWCM’s recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index, the Bloomberg Barclays U.S. Government/Mortgage Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the Index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for the three-, five- and ten-year periods ended December 31, 2019 (the first quintile being the best performers and the fifth quintile being the worst performers), but with specific percentile rankings in the 62nd, 68th and 70th percentiles, respectively, and performance for the one-year period ended December 31, 2019 ranking in the third quintile of the performance universe (59th percentile). As to the Fund’s Institutional Class, the annualized returns were in the second quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, outperforming its performance universe median. The Board also observed that the Fund underperformed the Index for each period reviewed.
In assessing the performance data, the Board took into account the information provided by GWCM concerning the portfolio management due diligence and monitoring processes employed for internally-managed core funds, including the Fund.
The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fee payable by the Fund and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median contractual management fee of its respective peer group (and the lowest in the peer group for the Institutional Class) and the total annual operating expense ratio was in the first quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), which was lower than the median expense ratio.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to shareholders. In this regard, the Board considered the peer group ranking of the Fund’s Contractual Management Fee for each share class which, as noted earlier, was lower than the peer group median.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27, 2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020